Related Party Transactions (Details) - Schedule of due to related parties - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Restructuring Cost and Reserve [Line Items]
Total due to related parties	$ 53,365	$ 235,774
Mr. Mei Kanayama [Member]
Restructuring Cost and Reserve [Line Items]
Total due to related parties	29,921	13,924
YST (HK) Limited [Member]
Restructuring Cost and Reserve [Line Items]
Total due to related parties		69,159
Qingzhiliangpin [Member]
Restructuring Cost and Reserve [Line Items]
Total due to related parties		152,691
Seihinkokusai [Member]
Restructuring Cost and Reserve [Line Items]
Total due to related parties	$ 23,444